UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
			    WASHINGTON D.C. 20549
				  FORM 13F
			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [x]; Amendment Number: 1
 This Amendment (Check only one.):   [ ] is a restatement
                                     [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Sarbit Advisory Services Inc.
Address:	100, 1 Evergreen Place
		Winnipeg, MB, R3L oE9
		Canada

Form 13F File Number:

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence A. Sarbit
Title:		Chief Investment Officer
Phone:		(204) 942-2177

Signature, Place, and Date of Signing:

Lawrence A. Sarbit 		Winnipeg, Manitoba  Canada   May 14, 2010
[Signature]			    [City, State]	     [as of Date]

Report Type:

[x] 13F HOLDING REPORT.
[ ] 13F NOTICE.
[] 13F COMBINATION REPORT.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	14
Form 13F Information Table Value Total: $64,911

					 (thousands)


List of Other Included Mangers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Sarbit Advisory Services Inc.
FORM 13F
3/31/2010

CPI CORP		  	  COM		   125902106  3,070    218,116   SHS  0SOLE  NONE   218,116
COINSTAR INC	                  COM              19259P30F  6,347    192,300   SHS  0SOLE  NONE   192,300
DOVER MOTORSPORTS INC             COM		   260174107  1,118    534,250   SHS  0SOLE  NONE   534,250
PHILIP MORRIS INTL INC            COM              718172109  3,138     59,235   SHS  0SOLE  NONE   59,235
STAMPS COM INC                    COM              852857200  4,376    426,589   SHS  0SOLE  NONE   426,589
ITURAN LOCATION AND CONTROL       SHS              M6158M104  6,664    412,170   SHS  0SOLE  NONE   412,170
SUNCOR ENERGY INC                 COM              86722410J  6,309    191,000   SHS  0SOLE  NONE   191,000
ICONIX BRAND GROUP		  COM	   	   451055107  10,093   647,000	 SHS  0SOLE  NONE   647,000
VERIZON COMM			  SHS		   92343V104  11,949   379,300   SHS  0SOLE  NONE   379,300
NOVATEL WIRELESS INC		  COM NEW	   66987M604  889      130,000   SHS  0SOLE  NONE   130,000
OMNICARE INC			  COM	   	   681904108  3,160    110,000	 SHS  0SOLE  NONE   110,000
NYSE EURONET			  COM	   	   629491101  1,325     44,000	 SHS  0SOLE  NONE    44,000
SARA LEE CORP			  COM	   	   803111103  2,801    198,000	 SHS  0SOLE  NONE   198,000
AT&T INC			  COM		   00206R10A  3,674    140,000   SHS  0SOLE  NONE   140,000